Revenue Recognition (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disaggregation of Revenue [Line Items]
Revenues	[1]	$ 201,229	$ 193,988	$ 703,561	$ 475,150
MSGE SPINCO, INC [Member]
Disaggregation of Revenue [Line Items]
Revenues	[2]					$ 653,490	$ 81,812	$ 584,601
Suite Licenses [Member] | MSGE SPINCO, INC [Member]
Disaggregation of Revenue [Line Items]
Revenues						92,086	558	110,002
Certain Signage and Sponsorships [Member] | MSGE SPINCO, INC [Member]
Disaggregation of Revenue [Line Items]
Revenues						92,086	558	110,002
Food and Beverage Based upon the Provisions of the Underlying Contractual Arrangements [Member] | MSGE SPINCO, INC [Member]
Disaggregation of Revenue [Line Items]
Revenues						92,086	558	$ 110,002
Arena License Agreements [Member] | MSGE SPINCO, INC [Member]
Disaggregation of Revenue [Line Items]
Revenues						$ 68,072	$ 21,345

[1]	See Note 15. Related Party Transactions, for further information on related party arrangements.
[2]	See Note 19, Related Party Transactions, for further information on related party arrangements